MINING INTERESTS AND PLANT AND EQUIPMENT - Changes in Mining Interests, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
	May 12, 2017	Dec. 31, 2018	Dec. 31, 2017
Cost
Mining interests, plant and equipment, cost, beginning balance		$ 1,356,241	$ 1,127,189
Additions, including transfer from construction in progress		270,216	165,610
Construction in progress, net of transfers to plant and equipment additions		38,923	1,405
Fair value of shares issued for IBA, amortized over life of mine (note 22(a))	$ 10,686		10,686
Change in environmental closure assets (estimate and discount rate)		3,755	8,139
Disposals		(17,873)	(48,603)
Foreign currency translation		(135,252)	91,815
Mining interests, plant and equipment, cost, ending balance		1,516,010	1,356,241
Accumulated depreciation and depletion
Accumulated depreciation and depletion, beginning balance		306,932	151,145
Depreciation		47,706	42,341
Depletion		90,980	108,403
Disposals		(13,901)	(10,199)
Foreign currency translation		(32,877)	15,242
Accumulated depreciation and depletion, ending balance		398,840	306,932
Mining interests, plant and equipment carrying value		1,117,170	1,049,309
Depletable
Cost
Mining interests, plant and equipment, cost, beginning balance		864,385	692,430
Additions, including transfer from construction in progress		181,486	95,643
Construction in progress, net of transfers to plant and equipment additions		0	0
Fair value of shares issued for IBA, amortized over life of mine (note 22(a))			10,686
Change in environmental closure assets (estimate and discount rate)		3,755	8,109
Disposals		0	(208)
Foreign currency translation		(87,505)	57,725
Mining interests, plant and equipment, cost, ending balance		962,121	864,385
Accumulated depreciation and depletion
Accumulated depreciation and depletion, beginning balance		213,440	95,410
Depreciation		346	140
Depletion		90,980	108,403
Disposals		0	(338)
Foreign currency translation		(23,335)	9,825
Accumulated depreciation and depletion, ending balance		281,431	213,440
Mining interests, plant and equipment carrying value		680,690	650,945
Non depletable
Cost
Mining interests, plant and equipment, cost, beginning balance		116,285	135,834
Additions, including transfer from construction in progress		324	212
Construction in progress, net of transfers to plant and equipment additions		0	0
Fair value of shares issued for IBA, amortized over life of mine (note 22(a))			0
Change in environmental closure assets (estimate and discount rate)		0	30
Disposals		0	(30,199)
Foreign currency translation		(10,661)	10,408
Mining interests, plant and equipment, cost, ending balance		105,948	116,285
Accumulated depreciation and depletion
Accumulated depreciation and depletion, beginning balance		0	0
Depreciation		0	0
Depletion		0	0
Disposals		0	0
Foreign currency translation		(190)	0
Accumulated depreciation and depletion, ending balance		(190)	0
Mining interests, plant and equipment carrying value		106,138	116,285
Total mining interest
Cost
Mining interests, plant and equipment, cost, beginning balance		980,670	828,264
Additions, including transfer from construction in progress		181,810	95,855
Construction in progress, net of transfers to plant and equipment additions		0	0
Fair value of shares issued for IBA, amortized over life of mine (note 22(a))			10,686
Change in environmental closure assets (estimate and discount rate)		3,755	8,139
Disposals		0	(30,407)
Foreign currency translation		(98,166)	68,133
Mining interests, plant and equipment, cost, ending balance		1,068,069	980,670
Accumulated depreciation and depletion
Accumulated depreciation and depletion, beginning balance		213,440	95,410
Depreciation		346	140
Depletion		90,980	108,403
Disposals		0	(338)
Foreign currency translation		(23,525)	9,825
Accumulated depreciation and depletion, ending balance		281,241	213,440
Mining interests, plant and equipment carrying value		786,828	767,230
Plant and equipment
Cost
Mining interests, plant and equipment, cost, beginning balance		375,571	298,925
Additions, including transfer from construction in progress		88,406	69,755
Construction in progress, net of transfers to plant and equipment additions		38,923	1,405
Fair value of shares issued for IBA, amortized over life of mine (note 22(a))			0
Change in environmental closure assets (estimate and discount rate)		0	0
Disposals		(17,873)	(18,196)
Foreign currency translation		(37,086)	23,682
Mining interests, plant and equipment, cost, ending balance		447,941	375,571
Accumulated depreciation and depletion
Accumulated depreciation and depletion, beginning balance		93,492	55,735
Depreciation		47,360	42,201
Depletion		0	0
Disposals		(13,901)	(9,861)
Foreign currency translation		(9,352)	5,417
Accumulated depreciation and depletion, ending balance		117,599	93,492
Mining interests, plant and equipment carrying value		$ 330,342	$ 282,079